Fair Value Measurement - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 27, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant [Member]
Liabilities:
Warrants-preferred stock (Note 11)	$ 46,197,334	$ 24,562,667	$ 13,340,000
Private Placement [Member]
Liabilities:
Warrants-preferred stock (Note 11)	15,904,000	8,456,000	$ 4,640,000
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	320,009,656	320,004,846
Level 1 [Member] | Warrant [Member]
Liabilities:
Warrant Liability	30,293,334	16,106,667
Level 3 [Member] | Private Placement [Member]
Liabilities:
Warrant Liability	15,904,000	8,456,000
Rocket Lab USA, Inc.
Liabilities:
Warrants-preferred stock (Note 11)	7,281,000	3,899,000			$ 1,284,000	$ 1,197,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member]
Cash equivalents:
Money market accounts	27,840,000	49,869,000			93,314,000
Total	27,840,000	49,869,000			93,314,000
Liabilities:
Warrants-preferred stock (Note 11)	7,281,000	3,899,000			1,284,000
Total	7,281,000	3,899,000			1,284,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member] | Level 1 [Member]
Cash equivalents:
Money market accounts	27,840,000	49,869,000			93,314,000
Total	27,840,000	49,869,000			93,314,000
Rocket Lab USA, Inc. | Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities:
Warrants-preferred stock (Note 11)	7,281,000	3,899,000			1,284,000
Total	$ 7,281,000	$ 3,899,000			$ 1,284,000